REPORTING ENTITY - Other events - Loan Portfolio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans and receivables	$ 231,573,437	$ 206,447,165
Other receivables	19,410,007	15,339,394
Other receivables, variation	4,070,613
Loan portfolio [member]
Disclosure of financial assets [line items]
Loans and receivables	231,573,437	206,447,165
Loan portfolio, variation	25,126,272
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Loans and receivables	122,027,804	110,986,938
Loan portfolio, variation	11,040,866
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Loans and receivables	3,218,433	4,693,678
Loan portfolio, variation	(1,475,245)
Loans to consumers [member]
Disclosure of financial assets [line items]
Loans and receivables	76,889,145	65,835,457
Loan portfolio, variation	11,053,688
Mortgage [member]
Disclosure of financial assets [line items]
Loans and receivables	29,120,316	24,558,771
Loan portfolio, variation	4,561,545
Microcredit [member]
Disclosure of financial assets [line items]
Loans and receivables	317,739	$ 372,321
Loan portfolio, variation	$ (54,582)